Operations and Reorganization - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operations and Reorganization
Net loss from continuing operations	$ (7,322)	$ (15,032)	$ (12,844)
Accumulated deficit	353,600	346,365
Net current liabilities	16,809	9,347
Operating cash inflow (outflow) from continuing operations	5,832	559	1,929
Net revenues	50,692	27,111	15,048
Gross profit	$ 39,528	$ 20,789	$ 11,854